PENSION, POST-RETIREMENT AND OTHER LONG-TERM EMPLOYEE BENEFIT PLANS - Reconciliation of Defined Benefit Obligations and Plan Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Current service cost	$ 1,237	$ 1,122	$ 1,198
Interest cost (income)	920	1,182	1,317
Administration expenses	(611)	(507)	(487)
Funded status – deficit	14,898	29,298
Pension Plans
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Current service cost	1,193	1,076	1,176
Interest cost (income)	814	1,071	1,174
Actuarial gains from demographic assumptions	(163)	(1,052)	(1,131)
Actuarial losses (gains) from financial assumptions	(5,186)	3,989	1,901
Experience losses (gains)	266	2,077	1,383
Return on plan assets (excluding amounts included in net interest expense)	(2,369)	5,591	1,705
Administration expenses	(611)	(507)	(487)
Funded status – deficit	12,118	26,146
Pension Plans | Defined benefit obligations
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset)	86,462	79,821
Current service cost	1,193	1,076
Interest cost (income)	3,031	3,096
Benefits paid	(3,701)	(3,406)
Actuarial gains from demographic assumptions	(163)	(1,052)
Actuarial losses (gains) from financial assumptions	(5,186)	3,989
Experience losses (gains)	266	2,077
Foreign exchange rate adjustment	(1,206)	861
Net defined benefit liability (asset)	80,696	86,462	79,821
Pension Plans | Fair value of plan assets
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset)	(60,316)	(51,856)
Interest cost (income)	(2,217)	(2,025)
Benefits paid	3,701	3,406
Foreign exchange rate adjustment	1,079	(801)
Return on plan assets (excluding amounts included in net interest expense)	(2,369)	5,591
Contributions by the employer	13,805	3,956
Administration expenses	(611)	(507)
Net defined benefit liability (asset)	(68,578)	(60,316)	(51,856)
Other Plans
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Current service cost	44	46	22
Interest cost (income)	106	111	143
Actuarial gains from demographic assumptions	21	(565)	(21)
Actuarial losses (gains) from financial assumptions	(210)	133	141
Experience losses (gains)	(113)	707	(835)
Return on plan assets (excluding amounts included in net interest expense)	0	0	0
Administration expenses	0	0	0
Funded status – deficit	2,780	3,152
Other Plans | Defined benefit obligations
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset)	3,152	2,867
Current service cost	44	46
Interest cost (income)	106	111
Benefits paid	(71)	(246)
Actuarial gains from demographic assumptions	21	(565)
Actuarial losses (gains) from financial assumptions	(210)	133
Experience losses (gains)	(113)	707
Foreign exchange rate adjustment	(149)	99
Net defined benefit liability (asset)	2,780	3,152	2,867
Other Plans | Fair value of plan assets
Reconciliation of changes in net defined benefit liability (assets) [Abstract]
Net defined benefit liability (asset)	0	0
Interest cost (income)	0	0
Benefits paid	0	0
Foreign exchange rate adjustment	0	0
Return on plan assets (excluding amounts included in net interest expense)	0	0
Contributions by the employer	0	0
Administration expenses	0	0
Net defined benefit liability (asset)	$ 0	$ 0	$ 0